Condensed Financial Information of the Parent Company (Details)	Jun. 30, 2023	Dec. 31, 2022
Condensed Financial Information of the Parent Company (Details) [Line Items]
Net assets percentage		25.00%
Parent Company [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Net assets percentage	25.00%